Capital and funding - Summary of Analysis of Bonds and Other Loans (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 26,692	€ 26,512
Borrowings, fair value adjustment	(378)	(537)
Unilever PLC
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2,116	2,072
Unilever PLC | GBP | 1.375% Notes 2024 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 288	282
Unilever PLC | GBP | 1.875% Notes 2029 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.875%
Borrowings	€ 286	281
Unilever PLC | GBP | 1.500% Notes 2026 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings	€ 575	563
Unilever PLC | GBP | 2.125% Notes 2028 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%
Borrowings	€ 320	300
Unilever PLC | EUR | 1.500% Notes 2039 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings	€ 647	646
Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 24,576	24,440
The Netherlands | Other group companies | EUR | 1.625% Notes 2033 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.625%
Borrowings	€ 794	794
The Netherlands | Other group companies | EUR | 1.375% Notes 2029 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 746	745
The Netherlands | Other group companies | EUR | 1.125% Bonds 2027 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%
Borrowings	€ 698	698
The Netherlands | Other group companies | EUR | 1.125% Bonds 2028 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%
Borrowings	€ 697	696
The Netherlands | Other group companies | EUR | 0.875% Notes 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.875%
Borrowings	€ 649	649
The Netherlands | Other group companies | EUR | 0.500% Bonds 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%
Borrowings	€ 649	648
The Netherlands | Other group companies | EUR | 1.375% Notes 2030 (€) / (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 645	644
The Netherlands | Other group companies | EUR | 0.375% Notes 2023 (€) / (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.375%
Borrowings	€ 0	600
The Netherlands | Other group companies | EUR | 1.000% Notes 2027 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%
Borrowings	€ 599	599
The Netherlands | Other group companies | EUR | 1.000% Notes 2023 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%
Borrowings	€ 0	500
The Netherlands | Other group companies | EUR | 0.500% Notes 2023 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%
Borrowings	€ 0	500
The Netherlands | Other group companies | EUR | 0.500% Notes 2024 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%
Borrowings	€ 500	498
The Netherlands | Other group companies | EUR | 1.250% Notes 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.25%
Borrowings	€ 1,000	999
The Netherlands | Other group companies | EUR | 1.750% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 996	995
The Netherlands | Other group companies | EUR | 1.250% Notes 2031 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.25%
Borrowings	€ 576	539
The Netherlands | Other group companies | EUR | 2.250% Notes 2034 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.25%
Borrowings	€ 786	735
The Netherlands | Other group companies | EUR | 0.750% Notes 2026 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%
Borrowings	€ 475	458
The Netherlands | Other group companies | EUR | 1.750% Notes 2028 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 645	645
The Netherlands | Other group companies | EUR | 3.250% Notes 2031 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 495	0
The Netherlands | Other group companies | EUR | 3.500% Notes 2035 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 496	0
United States | Other group companies | EUR | 3.300% Notes 2029 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.30%
Borrowings	€ 549	0
United States | Other group companies | EUR | 3.400% Notes 2033 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.40%
Borrowings	€ 694	0
United States | Other group companies | USD | 1.375% Notes 2030 (€) / (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 368	368
United States | Other group companies | USD | 0.375% Notes 2023 (€) / (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.375%
Borrowings	€ 0	469
United States | Other group companies | USD | 5.900% Bonds 2032 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.90%
Borrowings	€ 897	932
United States | Other group companies | USD | 2.900% Notes 2027 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.90%
Borrowings	€ 897	930
United States | Other group companies | USD | 3.500% Notes 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 716	742
United States | Other group companies | USD | 2.000% Notes 2026 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.00%
Borrowings	€ 629	651
United States | Other group companies | USD | 3.125% Notes 2023 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.125%
Borrowings	€ 0	516
United States | Other group companies | USD | 3.250% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 452	468
United States | Other group companies | USD | 3.100% Notes 2025 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.10%
Borrowings	€ 450	467
United States | Other group companies | USD | 2.600% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.60%
Borrowings	€ 451	468
United States | Other group companies | USD | 3.500% Bonds 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 449	465
United States | Other group companies | USD | 3.375% Notes 2025 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.375%
Borrowings	€ 315	327
United States | Other group companies | USD | 7.250% Bonds 2026 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.25%
Borrowings	€ 267	276
United States | Other group companies | USD | 6.625% Bonds 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.625%
Borrowings	€ 214	221
United States | Other group companies | USD | 5.600% Bonds 2097 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.60%
Borrowings	€ 83	86
United States | Other group companies | USD | 2.125% Notes 2029 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%
Borrowings	€ 762	790
United States | Other group companies | USD | 2.600% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.60%
Borrowings	€ 453	473
United States | Other group companies | USD | 0.626% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.626%
Borrowings	€ 452	469
United States | Other group companies | USD | 2.625% Notes 2051 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.625%
Borrowings	€ 576	598
United States | Other group companies | USD | 1.750% Notes 2031 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 640	644
United States | Other group companies | USD | 4.875% Notes 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.875%
Borrowings	€ 630	0
United States | Other group companies | USD | 5.000% Notes 2033 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%
Borrowings	€ 714	0
United States | Other group companies | USD | Commercial Paper (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,465	2,057
Switzerland | Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	6	81
Others | Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1	€ 0